Subsequent Events (Details Narrative) $ in Thousands							1 Months Ended		3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Jun. 21, 2023 Capacity	Apr. 27, 2023 Capacity	Mar. 29, 2023 Capacity	Mar. 06, 2023 Capacity	Feb. 16, 2023 Capacity	Feb. 05, 2023 Capacity	Feb. 28, 2026 Capacity	Jan. 31, 2026 USD ($)	Mar. 31, 2026 USD ($) Capacity	Aug. 31, 2023 Capacity	Nov. 09, 2023 Capacity	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) Capacity	Dec. 31, 2023 USD ($)
Subsequent Event [Line Items]
Vessel year built	2023	2023	2023	2016		2023				2019	2023		2024
Vessel capacity in TEU | Capacity					5,300
Vessel type	Capesize	Capesize	Capesize	Capesize		Kamsarmax				Kamsarmax	containership
Vessel capacity in DWT | Capacity	182,212	182,169	182,115	181,221		82,010				81,692	5,300		5,300
Aggregate gross sale proceeds												$ 191,124	$ 190,293	$ 259,004
Aggregate gain on sale of vessels												16,926	25,760	$ 50,248
Finance lease liabilities												$ 329,860	$ 325,784
Forecast [Member]
Subsequent Event [Line Items]
Aggregate gross sale proceeds									$ 148,850
Aggregate gain on sale of vessels									$ 66,040
Date of expected delivery of vessel									first half of 2026
Forecast [Member] | 2009-built VLCC Vessel [Member]
Subsequent Event [Line Items]
Vessel year built									2009
Vessel type									VLCC
Vessel capacity in DWT | Capacity									296,945
Forecast [Member] | 2011-built VLCC Vessel [Member]
Subsequent Event [Line Items]
Vessel year built									2011
Vessel type									VLCC
Vessel capacity in DWT | Capacity									297,491
Forecast [Member] | 2010-built Post-Panamax Vessel [Member]
Subsequent Event [Line Items]
Vessel year built									2010
Vessel type									Post-Panamax
Vessel capacity in DWT | Capacity									93,062
Subsequent Event [Member]
Subsequent Event [Line Items]
Finance lease liabilities								$ 36,000
Maturity date								five years after each drawdown date
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt instrument, basis spread on variable rate								190.00%
Subsequent Event [Member] | Two Newbuilding Tankers [Member]
Subsequent Event [Line Items]
Vessel type								Αframax/LR2
Finance lease liabilities								$ 90,000
Maturity date								nine years after the delivery date
Debt Instrument, Description of Variable Rate Basis								Term SOFR
Debt instrument, basis spread on variable rate								200.00%
Subsequent Event [Member] | Nave Anthos [Member]
Subsequent Event [Line Items]
Vessel year built							2026
Vessel type							Aframax/LR2
Vessel capacity in DWT | Capacity							116,998